Employee benefit plans - Defined benefit pension plans (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) plan	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Defined benefit pension plans
Number of defined benefit plans | plan	5
Defined benefit liability (asset)	€ 729,114	€ 699,490
FMCH
Defined benefit pension plans
Company contribution to plan	9,901
Expected funding for next fiscal year	1,059
United States, France and Germany
Defined benefit pension plans
Defined benefit liability (asset)	685,164	660,343
United States, France and Germany | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	996,237	976,467	€ 842,601
United States
Defined benefit pension plans
Defined benefit liability (asset)	€ 74,364	83,323
United States | Funded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
United States | Funded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 385,333	399,339
France
Defined benefit pension plans
Defined benefit liability (asset)	€ 17,700	16,765
France | Funded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
France | Funded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 5,581	5,498
France | Unfunded plan
Defined benefit pension plans
Number of defined benefit plans | plan	2
France | Unfunded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 12,223	11,375
Germany
Defined benefit pension plans
Defined benefit liability (asset)	€ 593,100	560,255
Germany | Unfunded plan
Defined benefit pension plans
Number of defined benefit plans | plan	1
Germany | Unfunded plan | Benefit obligation
Defined benefit pension plans
Defined benefit liability (asset)	€ 593,100	€ 560,255